Offerings	May 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/40th interest in a share of 8.25% Fixed Rate Series B Non-Cumulative Perpetual Preferred Stock
Amount Registered | shares	9,200,000
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,213.00
Offering Note	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3ASR (File No. 333- 274620), filed on September 21, 2023. Amount registered assumes exercise in full of the underwriters' option to purchase up to an aggregate of 1,200,000 additional depositary shares from the registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.25% Fixed Rate Series B Non-Cumulative Perpetual Preferred Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1. No separate consideration will be payable in respect of shares of 8.25% Fixed Rate Series B Non-Cumulative Perpetual Preferred Stock, which are issued in connection with this offering.